Average Annual Total Returns		12 Months Ended	60 Months Ended	99 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	14.53%	15.13%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		14.37%	8.68%	9.87%
Matrix Advisors Dividend Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		14.31%	8.03%	9.64%
Performance Inception Date	Oct. 13, 2016
Matrix Advisors Dividend Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		13.74%	7.10%	8.78%
Matrix Advisors Dividend Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent		8.86%	6.16%	7.64%